AUDIT REPORT MODIFICATION	12 Months Ended
Dec. 31, 2021
Greens Natural Foods, Inc. [Member]
AUDIT REPORT MODIFICATION

NOTE 12 – AUDIT REPORT MODIFICATION

The initial audit report dated December 28, 2022, was qualified because during 2020, Green’s Natural Foods, Inc. wrote off its remaining intangible assets balance of $298,482. The Company was unable to obtain to provide its Auditors with sufficient appropriate audit evidence to substantiate the carrying amount of these intangible assets immediately prior to their write off.

In addition, the combined financial statements originally included the operations of the New Jersey stores for the entire year ended December 31, 2021, even though they were not acquired by the owners of Red Oak Equity Partners, LLC until August 16, 2021. Because the New Jersey stores were not under common control for the entire year ended December 31, 2021, the activity related to the New Jersey stores should not be reported in those combined financial statements for the period from January 1, 2021 through August 15, 2021.

These combined financial statements have been restated to now include the financial results of the New Jersey stores from August 16, 2021, to December 31, 2021, which is the period they were under common control. In addition, the Auditors were able to obtain appropriate audit evidence for the intangible assets written off. As a result, the Auditor’s Report has been updated and is now unqualified.